Other long-term debt (Schedule of Other Long Term Debt) (Details) - USD ($)		6 Months Ended
		Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Debt Instrument [Line Items]
Total other long-term debt		$ 1,430,226,294	$ 1,404,814,439
Cash and Cash Equivalents, at Carrying Value		1,067,178,693	894,551,480	$ 953,511,338
Kent EB-5 LLC [Member]
Debt Instrument [Line Items]
Total other long-term debt		$ 59,500,000
Ruihao Rongtong [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount Percentage		65.00%
Henan Renxin [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount Percentage		51.00%
Other Long-Term Debt [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 2,642,241,934	2,551,717,082
Less: current portion of other long term debt		(1,212,015,640)	(1,146,902,643)
Total other long-term debt		1,430,226,294	1,404,814,439
Land use right securing long-term debt		753,580,070	772,031,141
Real estate properties held for lease securing debt		48,005,208	48,610,581
Real estate properties held for sale securing debt		61,844,064	70,161,378
Loan agreements with CITIC Trust Co.,Ltd [Member]
Debt Instrument [Line Items]
Cash and Cash Equivalents, at Carrying Value		15,113,502	15,304,092
August 2019 Senior Notes due on August 30, 2019 at 8.125% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 296,245,772	295,270,134
Maturity date		Aug. 30, 2019
Stated rate		8.125%
February 2021 Senior Secured Notes due on February 28, 2021 at 7.75% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 287,753,410	286,865,011
Maturity date		Feb. 28, 2021
Stated rate		7.75%
November 2020 Senior Secured notes due on November 22, 2020 at 8.875% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 294,887,384	293,742,826
Maturity date		Nov. 22, 2020
Stated rate		8.875%
March 2020 Senior Secured Notes due on March 12, 2020 at 9.875% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 196,447,040	0
Maturity date		Mar. 12, 2020
Stated rate		9.875%
Corporate bonds due on December 28, 2020 at 7.50% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 150,891,610	152,661,716
Maturity date		Dec. 28, 2020
Stated rate		7.50%
Corporate bonds due on January 27, 2021 at 7.47% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 105,764,686	107,005,532
Maturity date		Jan. 27, 2021
Stated rate		7.47%
Corporate bonds due on March 14, 2021 at 7.09% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 75,534,045	76,420,211
Maturity date		Mar. 14, 2021
Stated rate		7.09%
Corporate bonds due on August 15, 2019 at 8.20% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 223,448,279	226,122,693
Maturity date		Aug. 15, 2019
Stated rate		8.20%
Corporate bonds due on April 7, 2020 at 8.20% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 166,206,677	172,188,160
Maturity date		Apr. 07, 2020
Stated rate		8.20%
Collateralized loan due on May 10, 2018 at 7.501% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1]	$ 0	28,312,572
Maturity date		May 10, 2018
Stated rate		7.501%
Collateralized loan due on May 22, 2020 at 8.50% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[2]	$ 226,702,536	135,992,164
Collateralized loan due on November 6, 2018 at 8.20% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 6,308,244	6,387,795
Maturity date		Nov. 06, 2018
Stated rate		8.20%
Collateralized loan due on January 4, 2019 at 8.20% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 2,759,857	2,794,660
Maturity date		Jan. 04, 2019
Stated rate		8.20%
Collateralized loan due on July 31, 2021 at 8.00% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[3]	$ 38,690,566	48,973,095
Maturity date		Jul. 31, 2021
Stated rate		8.00%
Collateralized loan due on August 2, 2021 at 8.00% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[4]	$ 4,473,598	5,662,515
Maturity date		Aug. 02, 2021
Stated rate		8.00%
Collateralized loan due on September 6, 2019 at 8.50% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 15,113,502	15,304,092
Maturity date		Sep. 06, 2019
Stated rate		8.50%
Collateralized loan due on October 30, 2019 at 9.00% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 2,448,387	2,479,263
Maturity date		Oct. 30, 2019
Stated rate		9.00%
Collateralized loan due on November 2, 2019 at 9.00% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 27,778,618	28,128,922
Maturity date		Nov. 02, 2019
Stated rate		9.00%
Collateralized loan due on November 23, 2024 at 6.90% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 37,028,081	40,173,242
Maturity date		Nov. 23, 2024
Stated rate		6.90%
Collateralized loan due on March 17, 2020 at 7.37% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt		$ 34,761,056	35,199,412
Maturity date		Mar. 17, 2020
Stated rate		7.37%
Collateralized loan due on November 30, 2019 at 10.32% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[5]	$ 241,680,017	214,257,293
Maturity date		Nov. 30, 2019
Stated rate		10.32%
Collateralized loan due on November 30, 2019 at 10.00% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[5]	$ 45,340,507	45,912,277
Maturity date		Nov. 30, 2019
Stated rate		10.00%
Non-controlling shareholder’s loan due on May 30, 2019 at 8.50% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1],[6]	$ 76,957,954	246,778,489
Maturity date		May 30, 2019
Stated rate		8.50%
Kent EB-5 LLC loan due on January 23, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[1],[7]	$ 9,500,000	10,000,000
Maturity date		Jan. 23, 2020
Stated rate		5.95%
Kent EB-5 LLC loan due on April 30, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[7]	$ 5,000,000	5,000,000
Maturity date		Apr. 30, 2020
Stated rate		5.95%
Kent EB-5 LLC loan due on June 25, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[7]	$ 5,000,000	5,000,000
Maturity date		Jun. 25, 2020
Stated rate		5.95%
Kent EB-5 LLC loan due on August 4, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[7]	$ 5,000,000	5,000,000
Maturity date		Aug. 04, 2020
Stated rate		5.95%
Kent EB-5 LLC loan due on August 20, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[7]	$ 5,000,000	5,000,000
Maturity date		Aug. 20, 2020
Stated rate		5.95%
Kent EB-5 LLC loan due on October 1, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[7]	$ 10,000,000	10,000,000
Maturity date		Oct. 01, 2020
Stated rate		5.95%
Kent EB-5 LLC loan due on November 23, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[7]	$ 10,000,000	10,000,000
Maturity date		Nov. 23, 2020
Stated rate		5.95%
Kent EB-5 LLC loan due on March 15, 2021 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[7]	$ 9,500,000	9,500,000
Maturity date		Mar. 15, 2021
Stated rate		5.95%
Kent EB-5 LLC loan due on September 12, 2021 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[7]	$ 500,000	500,000
Maturity date		Sep. 12, 2021
Stated rate		5.95%
Ozarks loan due on March 24, 2020 at 4.50% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[8]	$ 23,139,318	22,283,892
Maturity date		Mar. 24, 2020
Stated rate		4.50%
Bank Direct Capital Finance loan due on January 1, 2020 at 4.19% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt	[9]	$ 2,380,790	$ 2,801,117
Maturity date		Jan. 01, 2020
Stated rate		4.19%

[1]	These loans were paid in full or partially repaid during first half year of 2018.
[2]	Pursuant to the agreements with Ping’an Trust Co., Ltd., this other long-term debt is secured by the Group’s equity interest in Qingdao Huiju.
[3]	Pursuant to the entrust loan agreements with CITIC Trust Co.,Ltd., the debt is secured by the Group’s equity interest in Henan Xinyuan Guangsheng Real Estate Co., Ltd. and US$15,113,502 restricted cash (December 31, 2017: US$15,304,092).
[4]	Pursuant to the entrust loan agreements with CITIC Trust Co.,Ltd., the debt is secured by the Group’s equity interest in Henan Xinyuan Guangsheng Real Estate Co., Ltd.
[5]	Pursuant to the agreements with Ping’an Trust Co., Ltd., the debt is secured by the Group’s 51% equity interest of Henan Renxin Real Estate Co., Ltd.
[6]	Pursuant to the agreements with Ping’an Trust Co., Ltd., which is the non-controlling shareholder of Ruihao Rongtong, this other long-term debt is secured by the Group’s 65% equity interest in Ruihao Rongtong.
[7]	Pursuant to the agreements with Kent EB-5 LLC, this other long-term debt amounting to US$59.5 million in total, is denominated in US$ with maturity dates that vary from January 23, 2020 to September 12, 2021.
[8]	Pursuant to the agreements with Bank of Ozarks (“Ozarks”), Hudson 888 Owner LLC has agreed to provide security in the form of mortgages and assignment of leases and rents. In addition, XIN Development Group International Inc., agreed to, jointly and severally, provide a number of guarantees, including carve out guaranty, completion guaranty, repayment guaranty and carry guaranty to Ozarks and its successors in relation to the mortgaged property, liabilities of and/or payments to Ozarks. The other long-term debt is denominated in US$.
[9]	Pursuant to the agreements with Bank Direct Capital Finance, this other long-term debt is denominated in US$ and unsecured, and repayable by month.